Issued capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Issued Capital

	31.12.2023	31.12.2024
	thousands	thousands
Issued capital
Authorized shares
Ordinary share of par value US$ 0.10 each	100,000	100,000

	Number of shares	RMB’000
Ordinary shares issued and fully paid
At January 1, 2023, December 31, 2023 and December 31, 2024	40,858,290	2,081,138
US$’000		290,103

	31.12.2023		31.12.2024		31.12.2024
	RMB’000		RMB’000		US$’000
Special share issued and fully paid
One special share issued and fully paid at US$ 0.10 per share		*		*		*

* Less than RMB 1 (US$1)